Segments - Net Sales and Adjusted EBITDA of Reportable Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 7,690.8	$ 7,559.2	$ 5,467.3
Adjusted EBITDA	1,038.0	980.7	755.9
Adjusted EBITDA margin	13.50%	13.00%	13.80%
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales	7,585.0	7,456.3	5,371.9
Adjusted EBITDA	1,115.7	1,063.0	835.2
Adjusted EBITDA margin	14.70%	14.30%	15.50%
Operating Segments [Member] | Food Care [Member]
Segment Reporting Information [Line Items]
Net sales	3,814.2	3,744.0	3,242.3
Adjusted EBITDA	613.9	577.7	532.3
Adjusted EBITDA margin	16.10%	15.40%	16.40%
Operating Segments [Member] | Diversey Care [Member]
Segment Reporting Information [Line Items]
Net sales	2,160.8	2,131.9	534.6
Adjusted EBITDA	237.3	217.9	39.8
Adjusted EBITDA margin	11.00%	10.20%	7.40%
Operating Segments [Member] | Product Care [Member]
Segment Reporting Information [Line Items]
Net sales	1,610.0	1,580.4	1,595.0
Adjusted EBITDA	264.5	267.4	263.1
Adjusted EBITDA margin	16.40%	16.90%	16.50%
Other [Member]
Segment Reporting Information [Line Items]
Net sales	105.8	102.9	95.4
Adjusted EBITDA	$ (77.7)	$ (82.3)	$ (79.3)
Adjusted EBITDA margin	(73.40%)	(80.00%)	(83.10%)